Payments, by Project - 12 months ended Jul. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 195,089	$ 2,442,622	$ 2,637,711
Anderson [Member]
Total		86,574	86,574
Workman Creek [Member]
Total		44,408	44,408
C de Baca [Member]
Total		6,729	6,729
Dalton Pass [Member]
Total		11,439	11,439
Burke Hollow [Member]
Total		82,821	82,821
Goliad [Member]
Total		82,821	82,821
Hobson [Member]
Total		86,963	86,963
Palangana [Member]
Total		87,235	87,235
Reno Creek [Member]
Total		137,443	137,443
Allemand Ross [Member]
Total		106,473	106,473
Antelope [Member]
Total		143,685	143,685
Barge [Member]
Total		79,315	79,315
Black Hills [Member]
Total		8,047	8,047
Bull Springs [Member]
Total		51,976	51,976
Central Shirley Basin [Member]
Total		21,334	21,334
Charlie Project [Member]
Total		3,915	3,915
Christensen Ranch [Member]
Total	176,952	188,261	365,213
Crooks Creek [Member]
Total		59,612	59,612
Crook's Mountain [Member]
Total		16,937	16,937
Crossroads [Member]
Total		52,822	52,822
East Shirley Basin [Member]
Total		36,739	36,739
Gas Hills [Member]
Total		44,618	44,618
IrigarayPlant [Member]
Total	$ 18,137	2,198	20,335
JAB [Member]
Total		29,300	29,300
Ludeman [Member]
Total		173,256	173,256
Moore Ranch [Member]
Total		24,359	24,359
Niles Ranch [Member]
Total		19,112	19,112
Nine Mile [Member]
Total		20,315	20,315
Pine Ridge [Member]
Total		35,740	35,740
Pine Tree [Member]
Total		27,302	27,302
Reno South [Member]
Total		29,952	29,952
Ross Flats [Member]
Total		34,975	34,975
Sand Creek [Member]
Total		19,941	19,941
South Pine Ridge [Member]
Total		26,241	26,241
South Sweetwater [Member]
Total		6,253	6,253
Stewart Creek [Member]
Total		23,020	23,020
Taylor Ranch [Member]
Total		36,125	36,125
Twin Buttes [Member]
Total		75,380	75,380
West Beaver Rim [Member]
Total		16,808	16,808
West Crook's Creek [Member]
Total		16,067	16,067
West Jab [Member]
Total		23,353	23,353
IrigarayProject [Member]
Total		20,634	20,634
Cyclone Rim [Member]
Total		47,997	47,997
Clarkson Hills [Member]
Total		4,486	4,486
Horse Creek [Member]
Total		6,056	6,056
Mule Creek [Member]
Total		2,916	2,916
Pumpkin Creek [Member]
Total		11,214	11,214
Red Rim [Member]
Total		7,626	7,626
West Sweetwater [Member]
Total		12,111	12,111
Key West [Member]
Total		192,702	192,702
Riou Lake [Member]
Total		$ 57,016	$ 57,016